Employee benefit	6 Months Ended
Jun. 30, 2025
Disclosure of information about defined benefit plans [abstract]
Employee benefit	Employee benefit
Defined benefit obligation

(in thousands of euro)	June 30, 2025	December 31, 2024

Allowance for retirement defined benefit	2,319	2,369
Allowance for seniority awards	348	361
Defined benefit obligations	2,666	2,730
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2024	2,441

Service cost	353
Payments (benefits and contributions paid by the employer)	(29)
Actuarial (gain) / loss	(36)

As of December 31, 2024	2,730

Service cost	166
Payments (benefits and contributions paid by the employer)	(216)
Actuarial (gain) / loss	(13)

As of June 30, 2025	2,666
There are no assets covering this liability.
Discount rates used by the Company to evaluate retirement benefits were based on iBoxx Corporate AA. The discount rate applied to end-of-career benefits was 3.70% and 3.20% as of June 30, 2025 and December 31, 2024, respectively.